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      As filed with the Securities and Exchange Commission on June 22, 2000


                        File Nos. 333-41461 and 811-8529

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 10


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 13


                                 MEMORIAL FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                                D. Blaine Riggle
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                              Seward & Kissel, LLC
                                1200 G Street, NW
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


[ ]      immediately  upon  filing  pursuant  to  Rule  485,  paragraph  (b)
[ ]      on _________________  pursuant  to Rule 485,  paragraph  (b)
[ ]      60 days after filing pursuant to Rule 485, paragraph (a)(1)
[X]      on June 22, 2000 pursuant to Rule 485,  paragraph  (a)(1)
[ ]      75 days after  filing  pursuant to Rule 485,  paragraph  (a)(2)
[ ]      on  _________________  pursuant  to Rule  485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of series being registered: Value Equity Fund.


The prospectus and SAI filed via EDGAR in post-effective amendment number 6 on August 17, 1999, accession number 0001004402-99-000353 for Money Market Fund, International Equity Fund and Equity Income Fund are incorporated by reference into this registration statement.

                                     PART A
                                   PROSPECTUS

The prospectus is incorporated by reference as filed in post-effective amendment No. 9 on June 20, 2000, accession number 0001004402-00-000208.

                                     PART B
                      STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information is incorporated by reference as filed in
post-effective   amendment   No.  9  on  June   20,   2000,   accession   number
0001004402-00-000208.

                                     PART C
                                OTHER INFORMATION

Part C is incorporated by reference as filed in post-effective amendment No. 9 on June 20, 2000, accession number 0001004402-00-000208.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, State of Maine on June 22, 2000.

                                       MEMORIAL FUNDS

                                       Christopher W. Hamm, President

                                       By:/s/ D. Blaine Riggle
                                          --------------------
                                          D. Blaine Riggle, Attorney-in-Fact*


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on June 22, 2000.

(a)      Principal Executive Officer
         Christopher W. Hamm, President

         By: /s/ D. Blaine Riggle
            ---------------------
         D. Blaine Riggle, Attorney-in-Fact*

(b)      Principal Financial Officer

         /s/ Ronald H. Hirsch
         Ronald H. Hirsch, Treasurer

(c)      All of the Trustees

         /s/ John Y. Keffer
         John Y. Keffer, Trustee


         Christopher W. Hamm, Trustee*
         Jay Brammer, Trustee*
         J.B. Goodwin, Trustee*
         Robert Stillwell, Trustee*

         By: /s/ D. Blaine Riggle
            ---------------------
         D. Blaine Riggle, Attorney-in-Fact*


         * Pursuant to powers of attorney filed as Other Exhibits to this Registration Statement.

                                INDEX TO EXHIBITS

(j)      Consent of independent auditors.

                                                                     Exhibit (j)


                         CONSENT OF INDEPENDENT AUDITORS






The Board of Trustees and Shareholders
Memorial Funds:

We consent to the use of our report dated February 2, 2000 for Government Bond Fund, Corporate Bond Fund, Growth Equity Fund, and Value Equity Fund, series of Memorial Funds, incorporated herein by reference into the statement of additional information and to the references to our Firm under the headings, "Financial Highlights" in the prospectuses and "Independent Auditors" in the statement of additional information.


/S/ KPMG LLP


Boston, Massachusetts
June 20, 2000